ORGANIZATION AND BUSINESS BACKGROUND (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES DETAILS

As of March 31, 2026, the Company has the following subsidiaries:

Company name	Place of incorporation	Principal activities and place of operation	Effective interest held

Verde Resources Asia Pacific Limited (“VRAP”)	British Virgin Islands	Investment holding	100%

Verde Resources (Malaysia) Sdn Bhd (“Verde Malaysia”)	Malaysia	Manufacturing and distribution of renewable agricultural commodities, and provision of consultation services related thereto	100%

Verde Renewables, Inc.	State of Missouri	Trading of building materials and management of a processing and packaging facility	100%

VerdePlus Inc.	State of Missouri	Production of low-carbon building materials	55%

Verde Life Inc. (“VLI”)	State of Oregon	Development of health and wellness products formulated with natural plant extracts derived from crops cultivated using biochar.	100%

The Wision Project Sdn Bhd (“Wision”)	Malaysia	Digital innovation, marketing & consulting service, PR, branding, influencer marketing, event management and media relations services	100%

Verde Estates LLC (“VEL”)	State of Missouri	Holding real property	100%

Verde Resources Asia Pacific Pte. Ltd. (“VRAPPL”)	Republic of Singapore	Research and experimental development on biotechnology (excluding medical science)	100%

* Bio Resources Limited (“BRL”), a former subsidiary of the Company, was administratively dissolved by being struck off the registers of the Labuan Financial Services Authority, effective October 19, 2025.

As of June 30, 2025, the Company has the following subsidiaries:

Company name	Place of incorporation	Principal activities and place of operation	Effective interest held

Verde Resources Asia Pacific Limited (“VRAP”)	British Virgin Islands	Investment holding	100%

Verde Resources (Malaysia) Sdn Bhd (“Verde Malaysia”)	Malaysia	Manufacturing and distribution of renewable agricultural commodities, and provision of consultation services related thereto	100%

Verde Renewables, Inc. (“VRI”)	State of Missouri, U.S.A.	Trading of building materials and management of a processing and packaging facility	100%

VerdePlus Inc. (“VerdePlus”) *	State of Missouri, U.S.A.	Production of low-carbon building materials	55%

Verde Life Inc. (“VLI”)	State of Oregon, U.S.A.	Development of health and wellness products formulated with natural plant extracts derived from crops cultivated using biochar.	100%

The Wision Project Sdn Bhd (“Wision”)	Malaysia	Digital innovation, marketing & consulting service, PR, branding, influencer marketing, event management and media relations services	100%

Verde Estates LLC (“VEL”)	State of Missouri, U.S.A.	Holding real property	100%

Bio Resources Limited (“BRL”)	Labuan, Malaysia	Proprietor of pyrolysis technology	100%

*	On October 16, 2024, a new subsidiary, VerdePlus, Inc was incorporated in the State of Missouri, USA with an equity interest of 55%.